Significant Accounting Policies (Details) (USD $)	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property Plant And Equipment [Line Items]
Gain loss from sale of bunkers to charterers			$ 502,596	$ 472,351	$ 476,269
Provision for Doubtful Accounts	734,983		734,983	325,434
Vessels Salvage Value Per Lightweight Ton	300	150
Impairment loss			0	277,327,148	0
Effect of change in accounting estimate			294,414
Per share effect of change in accounting estimate			$ 0.05
Depreciation for the period			16,386,426	32,544,199	33,719,712
Drybulk Carriers
Property Plant And Equipment [Line Items]
Vessels useful life			25 years
Containerships
Property Plant And Equipment [Line Items]
Vessels useful life			30 years
Write Down Of Six Vessels
Property Plant And Equipment [Line Items]
Impairment loss				271,587,148
Computer Systems Software
Property Plant And Equipment [Line Items]
Vessels useful life			5 years
Company Cars
Property Plant And Equipment [Line Items]
Vessels useful life			3 years
Other Fixed Assets
Property Plant And Equipment [Line Items]
Depreciation for the period			$ 135,095	$ 83,407	$ 26,219